Accumulated other comprehensive loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive loss (Abstract)
Total unrealized gains from hedging financial instruments	$ 20,169	$ 17,265	$ 5,402
Changes in fair value of financial instruments	17,996	15,245	3,289
Losses reclassified to income	2,173	2,020	2,113
Gain on sale of marketable securities	95	0	0
Change in fair value of marketable securities	$ 228	$ 34	$ 0